FINANCIAL INSTRUMENTS - Financial Instruments that are Not Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade payables
Disclosure of financial assets [line items]
Non-current liabilities	$ 5,445	$ 6,387
Borrowings
Disclosure of financial assets [line items]
Non-current liabilities	861	1,935
Fair value | Trade payables
Disclosure of financial assets [line items]
Non-current liabilities	5,053	5,899
Fair value | Borrowings
Disclosure of financial assets [line items]
Non-current liabilities	645	1,847
Guarantee deposits
Disclosure of financial assets [line items]
Non-current assets	5,942	4,390
Guarantee deposits | Fair value
Disclosure of financial assets [line items]
Non-current assets	5,686	4,177
Other assets
Disclosure of financial assets [line items]
Non-current assets	10,657	8,583
Other assets | Fair value
Disclosure of financial assets [line items]
Non-current assets	$ 9,780	$ 7,810